SMITH BARNEY INCOME FUNDS
SMITH BARNEY EQUITY FUNDS

Supplement dated June 12, 1998
to the Prospectuses+

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the Prospectuses.

Effective immediately, Class C shares will be renamed Class L shares. Effective June 15, 1998, Class L shares will be sold at net asset value per share plus a maximum initial sales charge of 1.00% (except for the Smith Barney Exchange Reserve Fund which will continue to have no initial sales charge).

Class L Share Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a Class L shareholder of the Funds shown below, based on the maximum sales charge and maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, each Fund's operating expenses for its most recent fiscal year:


Diversified
Strategic
Income
Fund

High
Income
Fund

Total
Return
Bond
Fund**

Municipal
High
Income
Fund

Exchange
Reserve
Fund

Concert
Social
Awareness
Fund

Shareholder Transaction Expenses


Maximum sales charge imposed
on purchases (as a percentage
of offering price)

1.00%
1.00%
1.00%
1.00%
None
1.00%

Maximum CDSC
(as a percentage of original
cost or
redemption proceeds, whichever
is lower)

1.00%
1.00%
1.00%
1.00%
None
1.00%

Annual Fund Operating Expenses
(as a percentage of average net
assets)


Management fees

0.65%
0.70%
0.65%
0.60%
0.50%
0.75%

12b-1 fees *

0.70
0.70
0.70
0.70
0.50
1.00

Other expenses

0.11
0.08
0.12
0.10
0.16
0.18

TOTAL FUND OPERATING EXPENSES

1.46%
1.48%
1.47%
1.40%
1.16%
1.93%


EXAMPLE

    The following example is intended to assist an investor in understanding the various costs that an investor in Class L shares of the Funds shown below will bear directly or indirectly. The example assumes payment by each Fund of operating expenses at the levels set forth in the preceding table. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund" in the accompanying Prospectus for more information.


Diversified
Strategic
Income
Fund

High
Income
Fund

Total
Return
Bond Fund

Municipal
High
Income
Fund

Exchange
Reserve
Fund

Concert
Social
Awareness
Fund

An investor would pay the
following expenses
on a $1,000 investment, assuming
(1) 5.00% annual return and (2)
redemption at the end of
each time period:


1 year

$35
$35
$35
$34
$32
$39

3 years

56
56
56
54
46
70

5 years

89
90
89
86
73
113

10 years

183
185
184
176
149
233

An investor would pay the
following expenses
on the same investment, assuming
the same
annual return and no redemption:


1 year

$25
$25
$25
$24
$22
$29

3 years

56
56
56
54
46
70

5 years

89
90
89
86
73
113

10 years

183
185
184
176
149
233

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Purchase of Shares:
Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of any Smith Barney Mutual Fund on June 12,1998 will not be subject to the 1% front-end sales charge.

+Prospectuses Dated:
  Concert Social Awareness Fund	May 29, 1998
  Smith Barney Diversified Strategic Income Fund	November 28, 1997
  Smith Barney High Income Fund	November 28, 1997
  Smith Barney Total Return Bond Fund	January 21, 1998
  Smith Barney Municipal High Income Fund	  November 28, 1997
  Smith Barney Exchange Reserve Fund    	November 28, 1997
*Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
** Other expenses have been estimated because no Class C shares were outstanding during the Fund's fiscal year ended July 31, 1997.


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